Restatement (Tables)	12 Months Ended
Dec. 31, 2012
Restatement [Abstract]
Schedule of restated values of consolidated balance sheet

	December 31, 2011 (As Previously Reported)	Adjustment to Restate	December 31, 2011 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,218,874	$(7,508,030)	$710,844
Total Current Assets	8,951,678	(7,508,030)	1,443,648

Long-term Assets:
Inventories, net of current portion	-	7,508,030	7,508,030
Total Assets	$24,902,097	$-	$24,902,097